Commitments	12 Months Ended
Dec. 31, 2017
Disclosure of commitments [Abstract]
Commitments
Note 30 - Commitments

A.	The Group has commitments regarding the license it was granted in 1994, including:

1.	Not to pledge any of the assets used to execute the license without the advance consent of the Ministry of Communications.

2.
The Company's shareholders' joint equity, combined with the Company's equity, shall not amount to less than US$ 200 million. Regarding this stipulation, a shareholder holding less than 10% of the rights to the Company's equity is not taken into account.

The Group is in compliance with the above conditions.

B.
As at December 31, 2017, the Group has commitments to purchase equipment for the communications networks, end user equipment, systems and software maintenance, and content and related services, in a total amount of approximately NIS 859 million.

C.
Between 2003 and 2016, Netvision entered into a number of agreements with TI Sparkle Ireland Telecommunications Ltd. (formerly Mediterranean Nautilus Ltd.) and TI Sparkle (Israel) Ltd. (formerly Mediterranean Nautilus (Israel) Ltd.), or collectively TI Sparkle, for the purchase of rights of use of certain telecommunications capacities on TI Sparkle's communications cables, as well as maintenance and operation services relating to these cables. Over the last few years Netvision has increased the capacity purchased for significantly lower prices, as well as reduced maintenance costs. The term of the agreement with respect to capacity purchased from TI Sparkle is in effect until May 2032. Netvision has the option to terminate agreements with respect to parts of the capacity in 2022 and 2027. The remainder of the obligation under all existing agreements as of December 31, 2017 is NIS 92 million.

D.
In March and April 2017, the Company's Sharing Agreements - the 4G network sharing and 2G and 3G hosting services agreement with Marathon 018 Xfone Ltd., or  Xfone, (which has not entered the cellular market yet) and the 3G and 4G network sharing and 2G hosting services agreement with Golan Telecom Ltd., or Golan, (originally entered with Electra and  adopted by Golan, after being acquired by Electra), and an agreement combining the 4G network sharing arrangements of the Xfone agreement and the Golan agreement into one three-way agreement - came into effect.

The main provisions of the Sharing Agreements are:

•
Network sharing - the parties will cooperate in the development of the shared 3G and 4G networks (as applicable), which will use the parties' relevant frequencies, to be operated by separate, newly created entities, or the Joint Corporations, which are equally owned by the parties. Each of the Company and the sharing party/parties shall hold the active elements of the shared network in equal parts and will grant each other and the Joint Corporations an Indefeasible Right of Use, or IRU, in their active elements of the shared Network. To that end, the sharing parties will purchase and hold equal shares of the active elements of the shared networks owned by the Company prior to the Effective Date. Future ongoing investments in such active elements shall be equally borne by the parties. Each party will purchase and operate its own core network. The Company will further provide the sharing parties and the Joint Corporations an IRU to the Company's passive elements of the shared network. The Company shall provide services to the Joint Corporations as a subcontractor.

•	Hosting services - the Company shall provide Xfone hosting services in relation to the Company's 2G and 3G networks and to Golan hosting services in relation to the Company's 2G network.

•
Term - the Agreements are for a term of ten years (the Xfone Agreement - commencing from the earlier of the commercial launch of cellular services by Xfone or 12 months following the receipt of regulatory approvals for the agreement ("the Xfone Agreement Effective Date")), and will be extended for additional periods, unless either party notifies otherwise. The termination of the Golan Agreement prior to the lapse of the first 10 years due to its breach by Golan, shall entitle the Company to an agreed compensation of NIS 600 million plus VAT.

•
Consideration - the average annual consideration for the Company under the Golan agreement during the Term (starting with lower annual payment and increasing over the Term), is expected to range between approximately NIS 210-220 million plus VAT, depending on Golan's amount of subscribers and their usage of the shared network and our 2G network. Such consideration includes the following components:

o	Its share of the active elements of the existing 3G and 4G network owned by the Company and minimum future investment by Golan in active elements of the shared network;

o	IRU to the Passive elements;

o
Operation costs of the shared network and the 2G network (both active and passive), to include a fixed component to be borne equally by the parties, subject to certain discount arrangements dependent on Golan's subscribers amount, and a variable component to be borne by the parties according to the parties' relative usage of data by their subscribers.

The consideration for the Company under the Xfone agreement includes substantially similar arrangements (mutatis mutandis to its sharing and hosting agreement) but Xfone shall be entitled to a discount according to which, the said payments for the IRU to the passive elements and its share of the operation costs, will be replaced during a period of up to 5 years from the Xfone Agreement Effective Date, with a monthly payment per subscriber to the Company of NIS 25 in the first year, NIS 27.5 in the second year and NIS 30 thereafter, plus VAT, but in any case not less than certain minimum annual amounts (ranging between approximately NIS 20 million in the first year and approximately NIS 110 million in the fifth year).

The Agreements include standard stipulations as well as certain arrangements for separation of the parities and adding another sharing party. In addition to standard termination causes, Xfone may terminate its agreement by a prior written notice if it decides to cease operating in the cellular market in Israel.

The Golan agreement (which replaces the former national roaming services agreement) includes the following arrangements as well:

•
Loan - upon closing of the purchase of Golan by Electra, a loan by the Company to Golan in the sum of NIS 130 million for a period of 10 years to be repaid in 6 semi-annual equal installments beginning the 8th year of the Term (interest and CPI differentials to be accrued, will be paid as of the 6th year). The loan is guaranteed by a second degree floating charge on Golan's assets and rights (excluding certain exceptions) or an equivalent guaranty. In April 2017, the said loan in an amount of NIS 130 million was provided to Golan according to the terms of such agreement.

•	Resolve of the previously reported past national roaming payments differences.

According to the terms of the Golan agreement, part of the consideration is recognized as revenues and part is recognized as a reduction of operation costs.

As mentioned above, the Golan agreement includes a number of performance obligations for revenue recognition purposes:

•	IRU to Golan to the passive elements;
•	IRU to Golan in its part of the existing active elements of the shared 3G and 4G network and 2G hosting services;
•	Transmission services to Golan.

In addition, Golan shall pay the Company for participation in the operating costs of the 3G and 4G shared network and 2G network and future ongoing investments in the shared networks, according to a mechanism set in the agreement.

E.
In October 2016, the Company entered into an agreement with Apple Sales International for the purchase and distribution of iPhone handsets in Israel. Under the terms of the agreement, the Company has committed to purchase a minimum quantity of iPhone products over a period of three years, which are expected to represent a significant portion of the Company total cellular handsets purchase amounts, over that period.

F.
In May 2016, the Company entered into several agreements aiming to provide the Company with a comprehensive CRM SAAS solution, on a cloud 'software as a service', or SAAS, basis, which, when completed, will gradually replace all the Company current CRM systems with one CRM solution that will serve both the Company cellular and fixed-line segments. These agreements include the following main agreements:

An agreement with salesforce.com EMEA Limited, or Salesforce, for the provision of Salesforce's CRM SAAS platform, including various products and services and support for the agreement term.  The agreement is valid until August 2019, and may be terminated by the Company in April 2018.  The Company also has an option to renew the agreement for two additional periods of 5 years each under certain terms.

Two agreements with Vlocity UK Ltd., or Vlocity, as follows: (i) an agreement for the provision of Vlocity's telecom-CRM SAAS solution, based on Salesforce platform, including support for such services for the agreement term. This agreement is valid until November 2019, and may be terminated by the Company in April 2018; and (ii) an agreement for the development and customization for Salesforce's and Vlocity's CRM solution. This agreement will be valid until the project is completed, and may be terminated by the Company subject to prior written notice.